T. ROWE PRICE Blue Chip Growth Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.7%
COMMUNICATION SERVICES 16.2%
Entertainment 1.9%
Netflix (1) 1,821,730 428,908
Sea, ADR (1)(2) 6,792,215 380,704
Spotify Technology (1) 848,346 73,212
Walt Disney (1) 2,020,774 190,620
1,073,444
Interactive Media & Services 13.8%
Alphabet, Class A (1) 5,807,478 555,485
Alphabet, Class C (1) 56,178,797 5,401,591
Meta Platforms, Class A (1) 11,704,377 1,588,050
Tencent Holdings (HKD)  5,478,940 185,059
7,730,185
Wireless Telecommunication Services 0.5%
T-Mobile U.S. (1) 1,988,084 266,741
266,741
Total Communication Services 9,070,370
CONSUMER DISCRETIONARY 21.5%
Automobiles 5.4%
Tesla (1) 11,526,495 3,057,403
3,057,403
Hotels, Restaurants & Leisure 1.5%
Booking Holdings (1) 182,494 299,876
Chipotle Mexican Grill (1) 377,461 567,233
867,109
Internet & Direct Marketing Retail 10.9%
Amazon.com (1) 53,244,591 6,016,639
DoorDash, Class A (1) 2,242,424 110,888
6,127,527
Multiline Retail 1.1%
Dollar General  2,529,696 606,773
606,773
Specialty Retail 1.3%
Carvana (1)(2)(3) 5,307,132 107,735
Ross Stores  5,699,803 480,322
TJX  2,151,973 133,681
721,738
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica (1) 1,286,468 359,645
T. ROWE PRICE Blue Chip Growth Fund

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NIKE, Class B  4,323,341 359,356
719,001
Total Consumer Discretionary 12,099,551
FINANCIALS 3.5%
Capital Markets 2.6%
Charles Schwab  5,570,524 400,353
Goldman Sachs Group  2,189,251 641,560
MSCI  212,850 89,778
S&P Global  1,138,693 347,700
1,479,391
Insurance 0.9%
Chubb  1,282,263 233,218
Marsh & McLennan  1,748,774 261,074
494,292
Total Financials 1,973,683
HEALTH CARE 13.7%
Health Care Equipment & Supplies 2.5%
Align Technology (1) 356,132 73,759
Intuitive Surgical (1) 4,101,813 768,844
Stryker  2,335,920 473,117
Teleflex  518,937 104,545
1,420,265
Health Care Providers & Services 5.5%
Humana  1,101,360 534,369
UnitedHealth Group  5,083,773 2,567,508
3,101,877
Health Care Technology 0.3%
Veeva Systems, Class A (1) 948,969 156,466
156,466
Life Sciences Tools & Services 2.2%
Danaher  3,172,962 819,545
Thermo Fisher Scientific  854,274 433,279
1,252,824
Pharmaceuticals 3.2%
AstraZeneca, ADR  3,290,220 180,436
Eli Lilly  3,850,276 1,244,987
Zoetis  2,378,963 352,776
1,778,199
Total Health Care 7,709,631

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INDUSTRIALS & BUSINESS SERVICES 1.1%
Commercial Services & Supplies 0.2%
Cintas  255,876 99,328
99,328
Industrial Conglomerates 0.8%
General Electric  2,584,717 160,020
Roper Technologies  872,664 313,845
473,865
Professional Services 0.1%
TransUnion  1,325,620 78,861
78,861
Total Industrials & Business Services 652,054
INFORMATION TECHNOLOGY 42.7%
Electronic Equipment, Instruments & Components 0.2%
TE Connectivity  1,019,942 112,561
112,561
IT Services 7.3%
Adyen (EUR) (1) 62,211 77,587
Affirm Holdings (1)(2) 2,962,110 55,569
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $104,886 (1)(4)(5) 27,519,082 54,213
Block, Class A (1) 3,149,593 173,196
Mastercard, Class A  4,558,174 1,296,071
MongoDB (1)(2) 1,250,663 248,332
PayPal Holdings (1) 1,918,462 165,122
Shopify, Class A (1)(2) 6,709,733 180,760
Snowflake, Class A (1) 848,185 144,158
Visa, Class A  9,678,469 1,719,380
4,114,388
Semiconductors & Semiconductor Equipment 5.5%
Advanced Micro Devices (1) 7,274,321 460,901
ASML Holding  1,161,805 482,556
Marvell Technology  5,011,619 215,049
Monolithic Power Systems  694,351 252,327
NVIDIA  10,019,367 1,216,251
Taiwan Semiconductor Manufacturing, ADR  2,434,648 166,919
Texas Instruments  2,047,648 316,935
3,110,938
Software 19.9%
Atlassian, Class A (1) 1,685,079 354,861
Bill.com Holdings (1)(2) 2,311,131 305,924

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $99,124 (1)(4)
(5) 58,155 55,535
Confluent, Class A (1)(2) 2,972,140 70,648
Crowdstrike Holdings, Class A (1) 723,778 119,286
Datadog, Class A (1) 1,338,892 118,867
Fortinet (1) 2,561,706 125,857
Gusto, Acquisition Date: 10/4/21, Cost $32,574 (1)(4)(5) 1,131,497 21,306
HashiCorp, Class A (1)(2) 781,686 25,162
Intuit  2,434,784 943,041
Microsoft  29,936,983 6,972,323
Paycom Software (1) 195,781 64,606
ServiceNow (1) 3,198,008 1,207,600
Synopsys (1) 2,519,087 769,606
11,154,622
Technology Hardware, Storage & Peripherals 9.8%
Apple  39,650,821 5,479,743
5,479,743
Total Information Technology 23,972,252
MATERIALS 0.9%
Chemicals 0.9%
Linde  986,583 265,973
Sherwin-Williams  1,030,415 210,977
Total Materials 476,950
REAL ESTATE 0.1%
Real Estate Management & Development 0.1%
Opendoor Technologies, Class A (1)(2) 14,000,478 43,541
Total Real Estate 43,541
Total Common Stocks (Cost $34,581,637) 55,998,032
CONVERTIBLE PREFERRED STOCKS 0.2%
INFORMATION TECHNOLOGY 0.2%
Software 0.2%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $6,254 (1)(4)(5) 3,669 3,504
Canva, Series A-3, Acquisition Date: 11/4/21 - 12/17/21,
Cost $699 (1)(4)(5) 410 391
Canva, Series A-4, Acquisition Date: 11/4/21 - 12/17/21,
Cost $77 (1)(4)(5) 45 43
Canva, Series A-5, Acquisition Date: 11/4/21, Cost $14 (1)(4)(5) 8 8
Databricks, Series G, Acquisition Date: 2/1/21, Cost $31,087 (1)
(4)(5) 525,810 29,074

T. ROWE PRICE Blue Chip Growth Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Databricks, Series H, Acquisition Date: 8/31/21, Cost $93,418 (1)
(4)(5) 1,271,268 70,292
Gusto, Series E, Acquisition Date: 7/31/21, Cost $46,365 (1)(4)(5) 1,525,418 28,724
Total Information Technology 132,036
Total Convertible Preferred Stocks (Cost $177,914) 132,036
CORPORATE BONDS 0.2%
Carvana, 10.25%, 5/1/30 (3)(6) 161,440,429 106,147
Total Corporate Bonds (Cost $161,441) 106,147
SHORT-TERM INVESTMENTS 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 3.07% (3)(7) 104,200,679 104,201
Total Short-Term Investments (Cost $104,201) 104,201
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 3.07% (3)(7) 104,484,443 104,484
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 104,484
Total Securities Lending Collateral (Cost $104,484) 104,484
Total Investments in Securities 100.5%
(Cost $35,129,677) $ 56,444,900
Other Assets Less Liabilities (0.5)% (291,299)
Net Assets 100.0% $ 56,153,601
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at September 30, 2022.
(3) Affiliated Companies
(4) Level 3 in fair value hierarchy.

T. ROWE PRICE Blue Chip Growth Fund

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(5) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$263,090 and represents 0.5% of net assets.
(6) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$106,147 and represents 0.2% of net assets.
(7) Seven-day yield
ADR American Depositary Receipts
EUR Euro
HKD Hong Kong Dollar

T. ROWE PRICE Blue Chip Growth Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Carvana  $ (1,721) $ (996,687) $ —
Carvana, 10.25%, 5/1/30  6,513 (55,294) 6,671
T. Rowe Price Government Reserve Fund, 3.07% — — 840++
Totals $ 4,792# $ (1,051,981) $ 7,511+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
Carvana  $ * $ 131,640 $ 4,078 $ 107,735
Carvana, 10.25%, 5/1/30  — 162,356 915 106,147
T. Rowe Price Government
Reserve Fund, 3.07% 139,810  ¤  ¤ 208,685
Total $ 422,567^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $840 of dividend income and $6,671 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,707,904.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Blue Chip Growth Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Blue Chip Growth Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Blue Chip Growth Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE Blue Chip Growth Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Blue Chip Growth Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F93-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 55,604,332 $ 262,646 $ 131,054 $ 55,998,032
Convertible Preferred Stocks — — 132,036 132,036
Corporate Bonds — 106,147 — 106,147
Short-Term Investments 104,201 — — 104,201
Securities Lending Collateral 104,484 — — 104,484
Total $ 55,813,017 $ 368,793 $ 263,090 $ 56,444,900